Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                January 5, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: The AllianceBernstein Portfolios - Wealth Strategies & Tax-Managed Wealth Strategies

Ladies and Gentlemen:

          On behalf of the above-referenced Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectuses for the Portfolios that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Portfolios' registration statement. This post-effective amendment was filed electronically with the Securities and Exchange Commission on December 28, 2009.

          A copy of the Statement of Additional Information for the Portfolios will be filed under Rule 497(c) today.

                                        Sincerely,


                                        /s/ Erin Loomis
                                        ---------------
                                            Erin Loomis

SK 00250 0157 1060163